UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ramius Event Driven Equity Fund
 (Class A: REDAX)
(Class I: REDIX)

SEMI-ANNUAL REPORT
February 28, 2014

Ramius Event Driven Equity Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Schedule of Investments	4
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	29
Expense Example	31

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ramius Event Driven Equity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

www.ramiusmutualfunds.com

Dear Shareholders,

The Ramius Event Driven Equity Fund launched September 30th, 2013 and has now completed two full quarters of operation.  As a technical point, since the Fund commenced operations on September 30th, its fiscal semiannual period ended February 28, 2014.  In that time, assets had increased 40% to $14 million.  We invested cautiously, carrying large cash balances in October, November and for much of December.   By February, the Fund had allocated 60% of assets to activist and special situations, 35% to merger arbitrage investments and held 5% cash. While balances will vary over time, we believe this level of cash represents ample “dry powder” to be opportunistically deployed.

The Fund seeks to generate long-term capital appreciation by investing in companies undergoing transformative corporate events, particularly shareholder activism, merger arbitrage and special situations.   The portfolio construction process is guided by a flexible mandate that encourages opportunistic investing. We anticipate that the resultant high conviction portfolio may generate differentiated returns over time with specific corporate events having a potentially greater effect on results than market movements (beta). Accordingly, the Fund is benchmarked to the HFRX Event Driven Multi-Strategy Index.  Year-to-date through February 28th (covering the period where the Fund was fully invested), the Fund has underperformed the index by 67 basis points (0.67%).  We view underperformance of less than 100 basis points (1.00%) as beta-driven and believe that the Fund will make up this lost ground and then some as events in the portfolio play out.  Since inception, the Fund is 177 (1.77%) basis points behind its benchmark.  We attribute this largely to the high cash balances in evidence during the fourth quarter of 2013 as the Fund became more fully invested.

Lamar Advertising, the Fund’s largest position which we classify as a special situation, was a significant relative performance detractor in 2014. After a correction in January, however, it has recently shown signs of turning in our favor. Lamar rebounded to make up most of its losses the following month after management indicated that the company would receive government approval for its planned value-generating conversion into a Real Estate Investment Trust (“REIT”).  We added to our Lamar position when the stock fell 5% in January and it remains our highest conviction investment.

We note that the Fund became fully invested just as equity markets corrected in January, which seemed a sentiment-driven macro event that we believe is unlikely to affect the future value of our underlying investments.  Although the Fund underperformed the Index in January, it delivered strong outperformance in February as markets hit their first quarter lows and then rebounded.

Signet Jewelers shares jumped in February as the company agreed to activist demands to make better use of its balance sheet, borrowing to purchase rival Zales, solidifying its position in the U.S. mall jeweler space and giving the company inroads into Canada.

Outerwall is the company behind Coinstar and Redbox, two extremely popular kiosk-based businesses.  Unfortunately, management has gone to that well a few times too often, spinning its wheels on other, less successful kiosk ideas.  The company showed strong February performance as it ceded to activist pressure to stop bleeding money into new long-shot kiosk businesses.

Beyond those two recent outperformers, we believe that there is additional embedded value within the activist and special situation segments of the portfolio.  Nuance Communications, for example, is under pressure by 20% owner Carl Icahn to change its business model to focus on software as a service, which we believe would be a value-creating transformation.    Ashland, a specialty chemicals company, is bringing its expenses under control with the guidance of an influential activist investor. We exited the position (without significant impact to performance) heading into earnings season.  Ashland has subsequently been moved to our watch list, to be brought back into the portfolio if favorable pricing emerges.   Equinix, a data center, is exploring a REIT conversion, creating a special situation opportunity much like we see with Lamar. We harvested gains in Equinix ahead of earnings and may add it back to the portfolio if pricing looks attractive.

Aside from the specific examples of embedded value in the portfolio noted above, we have good reason to believe that merger arbitrage and activist situations will present plentiful opportunities for the Fund over the course of 2014.  Cash on corporate balance sheets remains high as are cash levels at private equity funds that might engage in activist or transformative investments in public companies.  In this environment, we believe the Fund is well positioned for the opportunities of above-market results with minimal correlation to major equity indexes.

IMPORTANT INFORMATION
The views in this letter were as of February 2014 and may not necessarily reflect the views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

An investment in the Fund is subject to risks, including the possible loss of principal. The Fund is new and has a limited history of operations. Additionally, the Fund utilizes investment strategies that are non-traditional and may be highly volatile. Event-Driven and Merger Arbitrage involves risks associated with the Advisor's evaluation of the outcome of a proposed Event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Fund's return on the investment may be negative. Accordingly, the Fund may underperform the markets under certain market conditions, such as periods when there is rapid appreciation in the markets.

Select activist risk exists in that companies in which the Fund invest may not be successful, or even if successful, the Fund's investment may lose value. (An activist investor uses an equity stake in a corporation to put public pressure on a company's management team and board in order to achieve certain objectives.) High yield (“junk”) bonds are debt securities rated below investment grade. Junk bonds are speculative, tend to be less liquid than higher rated securities; are subject to greater price volatility and greater sensitivity to interest rate and economic changes. Derivatives involve greater risks than the underlying obligations because in addition to general market risks, they are subject to illiquidity risk, counterparty credit risk and operational leveraging risk. The use of derivatives includes futures, options, swaps and forward contracts. Short sales are speculative transactions and involve special risks, including that the Fund's losses are potentially unlimited. Options trading involves greater than ordinary investment risks and is not suitable for all investors. The Fund is non-diversified meaning it may invest a relatively high percentage of its assets in a limited number of positions making it more vulnerable to changes in the market value of a single position. Foreign investments present additional risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic and political factors, lower liquidity, different legal and accounting standards, and other factors. There are risks associated with small and mid-capitalization issues such as market illiquidity and greater market volatility than larger capitalization issues. There can be no guarantee that the Fund will achieve its investment objective.

HFRX Event-Driven Multi-Strategy Index includes funds that maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. One cannot invest directly in an Index.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 77.8%
	COMMUNICATIONS – 20.9%
1,281	Comcast Corp. - Class A	$66,215
1,880	Equinix, Inc.*	357,125
18,208	Lamar Advertising Co. - Class A*1	976,131
39,360	NII Holdings, Inc.*	45,264
5,130	Omnicom Group, Inc.	388,238
80,094	Sirius XM Holdings, Inc.*	289,139
3,200	Time Warner Cable, Inc.	449,120
5,248	Tribune Co.*	415,904
499	Vodafone Group PLC - ADR2	20,744
		3,007,880
	CONSUMER DISCRETIONARY – 12.4%
10,456	Bob Evans Farms, Inc.1	540,993
2,624	eBay, Inc.*	154,212
12,464	Hertz Global Holdings, Inc.*	349,117
6,560	Iron Mountain, Inc.	178,432
310	Jos A Bank Clothiers, Inc.*	19,245
2,008	Outerwall, Inc.*	142,026
15,744	Republic Airways Holdings, Inc.*	150,828
2,624	Signet Jewelers Ltd.2	250,723
		1,785,576
	CONSUMER STAPLES – 3.0%
898	Beam, Inc.	74,498
1,968	Mondelez International, Inc. - Class A	66,971
5,315	Shoppers Drug Mart Corp.	289,542
		431,011
	ENERGY – 14.3%
5,353	LinnCo LLC	163,159
2,293	Longview Oil Corp.	11,145
3,800	Nabors Industries Ltd.2	87,476
1,967	Oil States International, Inc.*	186,708
8,546	PVR Partners LP	229,375
18,499	QEP Resources, Inc.	535,176
5,248	Tesoro Corp.	267,701
63,264	Triangle Petroleum Corp.*	566,845
		2,047,585
	FINANCIALS – 0.1%
118	Fidelity National Financial, Inc. - Class A	3,901
2,038	SWS Group, Inc.*	16,610
		20,511
	HEALTH CARE – 5.2%
85	Actavis PLC*2	18,770

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,418	Hi-Tech Pharmacal Co., Inc.*	$61,484
2,804	Hologic, Inc.*	61,071
3,566	Paladin Labs, Inc.*2	476,634
3,348	Theravance, Inc.*	123,876
		741,835
	INDUSTRIALS – 7.0%
2,140	Allison Transmission Holdings, Inc.	63,729
4,339	Foster Wheeler A.G.*2	139,369
5,248	KBR, Inc.	144,950
7,862	Pacer International, Inc.*	70,522
12,464	URS Corp.	579,576
		998,146
	MATERIALS – 3.1%
4,438	Ashland, Inc.1	418,814
2,931	Osisko Mining Corp.*	18,668
		437,482
	TECHNOLOGY – 11.8%
1,633	ATMI, Inc.*	55,538
3,066	Compuware Corp.	33,573
283	Entegris, Inc.*	3,410
7,978	Juniper Networks, Inc.*	213,332
54,416	Nuance Communications, Inc.*1	832,021
20,992	PMC-Sierra, Inc.*	154,081
397	Riverbed Technology, Inc.*	8,845
27,895	Tokyo Electron Ltd. - ADR2	400,293
		1,701,093
	TOTAL COMMON STOCKS (Cost $10,580,726)	11,171,119

Principal Amount

	CORPORATE BONDS – 7.2%
	COMMUNICATIONS – 4.0%
$504,000	Cricket Communications, Inc. 7.750%, 10/15/20203	572,670

	CONSUMER STAPLES – 3.2%
307,000	American Achievement Corp. 10.875%, 4/15/20163, 4	324,653

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$126,000	U.S. Foods, Inc. 8.500%, 6/30/20193	$136,357
		461,010
	TOTAL CORPORATE BONDS (Cost $1,027,348)	1,033,680

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 1.1%
	CALL OPTIONS – 1.0%
	Applied Materials, Inc.
7	Exercise Price: $20.00, Expiration Date: January 17, 2015	952
	ATMI, Inc.
11	Exercise Price: $35.00, Expiration Date: March 22, 2014	55
	Beam, Inc.
6	Exercise Price: $85.00, Expiration Date: March 22, 2014	24
	Chicago Board Options Exchange SPX Volatility Index
24	Exercise Price: $20.00, Expiration Date: April 16, 2014	1,980
	Comcast Corp. - Class A
14	Exercise Price: $50.00, Expiration Date: March 22, 2014	2,835
33	Exercise Price: $52.50, Expiration Date: April 19, 2014	3,663
38	Exercise Price: $55.00, Expiration Date: April 19, 2014	1,805
	Compuware Corp.
19	Exercise Price: $11.00, Expiration Date: March 22, 2014	333
50	Exercise Price: $12.50, Expiration Date: May 17, 2014	625
	Entegris, Inc.
19	Exercise Price: $12.50, Expiration Date: May 17, 2014	760
	Fidelity National Financial, Inc. - Class A
16	Exercise Price: $35.00, Expiration Date: March 22, 2014	200
71	Exercise Price: $36.00, Expiration Date: March 22, 2014	1,065
20	Exercise Price: $33.00, Expiration Date: June 21, 2014	3,350
21	Exercise Price: $36.00, Expiration Date: June 21, 2014	1,417
	Lamar Advertising Co. - Class A
224	Exercise Price: $55.00, Expiration Date: March 22, 2014	23,520
	Men's Wearhouse, Inc.
7	Exercise Price: $46.00, Expiration Date: March 22, 2014	5,915
	Sysco Corp.
20	Exercise Price: $43.00, Expiration Date: May 17, 2014	200
	Tesoro Corp.
460	Exercise Price: $55.00, Expiration Date: May 17, 2014	82,800
	TriQuint Semiconductor, Inc.
9	Exercise Price: $12.00, Expiration Date: April 19, 2014	697
	Verizon Communications, Inc.
28	Exercise Price: $48.00, Expiration Date: March 22, 2014	1,904

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Verizon Communications, Inc. (Continued)
15	Exercise Price: $50.00, Expiration Date: May 17, 2014	$990
102	Exercise Price: $52.50, Expiration Date: May 17, 2014	2,754
	Vodafone Group PLC - ADR
9	Exercise Price: $37.00, Expiration Date: March 22, 2014	2,835
29	Exercise Price: $40.00, Expiration Date: March 22, 2014	1,943
		142,622
	PUT OPTIONS – 0.1%
	Ashland, Inc.
89	Exercise Price: $80.00, Expiration Date: March 22, 2014	1,335
	Community Health Systems, Inc.
21	Exercise Price: $10.00, Expiration Date: May 17, 2014	315
	Jos A Bank Clothiers, Inc.
9	Exercise Price: $45.00, Expiration Date: March 22, 2014	68
	Leap Wireless International, Inc.
79	Exercise Price: $12.00, Expiration Date: January 17, 2015	592
39	Exercise Price: $15.00, Expiration Date: January 17, 2015	526
	Men's Wearhouse, Inc.
9	Exercise Price: $49.00, Expiration Date: April 19, 2014	1,350
	Safeway, Inc.
11	Exercise Price: $29.00, Expiration Date: March 22, 2014	55
13	Exercise Price: $35.00, Expiration Date: April 19, 2014	1,235
	SPDR S&P 500 ETF Trust
5	Exercise Price: $165.00, Expiration Date: March 22, 2014	48
5	Exercise Price: $175.00, Expiration Date: March 22, 2014	143
7	Exercise Price: $181.00, Expiration Date: March 22, 2014	553
17	Exercise Price: $173.00, Expiration Date: April 19, 2014	1,275
17	Exercise Price: $183.00, Expiration Date: April 19, 2014	3,893
	Tower Group International Ltd.
16	Exercise Price: $1.00, Expiration Date: April 19, 2014	160
24	Exercise Price: $2.00, Expiration Date: April 19, 2014	120
9	Exercise Price: $3.00, Expiration Date: April 19, 2014	225
93	Exercise Price: $2.00, Expiration Date: July 19, 2014	930
	Vodafone Group PLC - ADR
47	Exercise Price: $35.00, Expiration Date: March 22, 2014	235
9	Exercise Price: $36.00, Expiration Date: March 22, 2014	135
	Xyratex Ltd.
52	Exercise Price: $12.50, Expiration Date: June 21, 2014	260
9	Exercise Price: $12.50, Expiration Date: September 20, 2014	90
		13,543
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $148,138)	156,165

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 8.7%
1,257,069	Fidelity Institutional Money Market Portfolio, 0.039%5	$1,257,069

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,257,069)	1,257,069

	TOTAL INVESTMENTS – 94.8% (Cost $13,013,281)	13,618,033
	Other Assets in Excess of Liabilities – 5.2%	745,862

	TOTAL NET ASSETS – 100.0%	$14,363,895

	SECURITIES SOLD SHORT – (11.6)%
	COMMON STOCKS – (11.2)%
	COMMUNICATIONS – (1.6)%
(830)	Liberty Global PLC*2	(70,268)
(1,133)	Liberty Global PLC - Class A*2	(98,061)
(423)	Liberty Media Corp. - Class A*	(58,019)
		(226,348)
	CONSUMER DISCRETIONARY – (0.4)%
(4,346)	Jones Group, Inc.	(64,929)

	CONSUMER STAPLES – (0.9)%
(3,161)	Loblaw Cos. Ltd.	(130,478)

	ENERGY – (1.6)%
(8,733)	Regency Energy Partners LP	(229,241)

	FINANCIALS – (0.2)%
(576)	Fidelity National Financial, Inc. - Class A	(19,042)
(3,026)	Tower Group International Ltd.2	(8,352)
		(27,394)
	HEALTH CARE – (3.3)%
(5,807)	Endo International PLC*2	(463,515)
(3,563)	Knight Therapeutics, Inc.6	(8,047)
		(471,562)
	MATERIALS – (0.1)%
(430)	Goldcorp, Inc.	(11,565)

	TECHNOLOGY – (3.1)%
(22,658)	Applied Materials, Inc.	(429,596)
(793)	Xyratex Ltd.2	(10,460)
		(440,056)
	TOTAL COMMON STOCKS (Proceeds $1,485,794)	(1,601,573)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS – (0.4)%
	CALL OPTIONS – (0.4)%
	Chicago Board Options Exchange SPX Volatility Index
(24)	Exercise Price: $30.00, Expiration Date: April 16, 2014	$(660)
	Comcast Corp. - Class A
(19)	Exercise Price: $57.50, Expiration Date: April 19, 2014	(371)
	Men's Wearhouse, Inc.
(7)	Exercise Price: $46.00, Expiration Date: March 22, 2014	(5,915)
	Tesoro Corp.
(460)	Exercise Price: $60.00, Expiration Date: May 17, 2014	(34,960)
	Time Warner Cable, Inc.
(14)	Exercise Price: $140.00, Expiration Date: March 22, 2014	(4,025)
	Verizon Communications, Inc.
(28)	Exercise Price: $50.00, Expiration Date: March 22, 2014	(406)
	Vodafone Group PLC - ADR
(9)	Exercise Price: $39.00, Expiration Date: March 22, 2014	(1,233)
(30)	Exercise Price: $40.00, Expiration Date: March 22, 2014	(2,010)
		(49,580)
	PUT OPTIONS – 0.0%
	SPDR S&P 500 ETF Trust
(10)	Exercise Price: $170.00, Expiration Date: March 22, 2014	(155)
(7)	Exercise Price: $176.00, Expiration Date: March 22, 2014	(227)
(32)	Exercise Price: $178.00, Expiration Date: April 19, 2014	(4,080)
	Vodafone Group PLC - ADR
(47)	Exercise Price: $33.00, Expiration Date: March 22, 2014	(1,692)
(9)	Exercise Price: $34.00, Expiration Date: March 22, 2014	(117)
		(6,271)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $48,536)	(55,851)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,534,330)	$(1,657,424)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	Foreign security denominated in U.S. Dollars.
3	Callable.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	The rate is the annualized seven-day yield at period end.
6	When-issued security.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

SWAP CONTRACTS
EQUITY SWAPS

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate7	Termination Date	Ccy	Notional Amount	Number of Units	Unrealized Appreciation (Depreciation)

Morgan Stanley	Algeta A.S.A	Pay	1.66%	12/31/15	NOK	2,216,451	6,171	$12,205
Morgan Stanley	AMEC PLC	Receive	0.07	3/1/16		$47,217	(2,552)	(767)
Morgan Stanley	AZ Electronics Materials S.A.	Pay	0.48	2/15/16		£5,106	1,289	187
Morgan Stanley	Publicis Groupe S.A.	Receive	0.07	11/2/15		$357,851	(3,950)	(17,232)
Morgan Stanley	Scania A.B.	Pay	0.86	3/1/16	SEK	649,746	3,308	1,164
Morgan Stanley	Ziggo N.V.	Pay	0.15	11/2/15		$218,462	4,960	8,476
TOTAL SWAP CONTRACTS								$4,033

7	Financing rate is based upon predetermined notional amounts.

£ – British Pound
NOK – Norwegian Krone
SEK – Swedish Krone

See accompanying Notes to Financial Statements.

 Ramius Event Driven Equity Fund
SUMMARY OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Security Type/Category	Percent of Total Net Assets
Common Stocks
Communications	20.9%
Energy	14.3%
Consumer Discretionary	12.4%
Technology	11.8%
Industrials	7.0%
Health Care	5.2%
Materials	3.1%
Consumer Staples	3.0%
Financials	0.1%
Total Common Stocks	77.8%
Corporate Bonds
Communications	4.0%
Consumer Staples	3.2%
Total Corporate Bonds	7.2%
Purchased Options Contracts
Call Options	1.0%
Put Options	0.1%
Total Purchased Options Contracts	1.1%
Short-Term Investments	8.7%
Total Investments	94.8%
Other Assets in Excess of Liabilities	5.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of February 28, 2014 (Unaudited)

Assets:
Investments, at value (cost $12,865,143)	$13,461,868
Purchased options contracts, at value (cost $148,138)	156,165
Segregated cash at Broker	2,095,541
Receivables:
Investment securities sold	2,731,934
Fund shares sold	1,361
Premiums paid on open swap contracts	687,330
Unrealized appreciation on open swap contracts	22,032
Dividends and interest	43,676
Due from Advisor	31,955
Prepaid expenses	22,525
Prepaid offering costs	12,784
Total assets	19,267,171

Liabilities:
Securities sold short, at value (proceeds $1,485,794)	1,601,573
Written options contracts, at value (proceeds $48,536)	55,851
Payables:
Investment securities purchased	2,745,135
Premiums received on open swap contracts	405,068
Unrealized depreciation on open swap contracts	17,999
Distribution fees - Class A (Note 7)	42
Custody fees	37,384
Fund accounting fees	9,695
Auditing fees	7,212
Transfer agent fees and expenses	6,926
Fund administration fees	5,067
Dividends on securities sold short	3,222
Accrued other expenses	8,102
Total liabilities	4,903,276

Net Assets	$14,363,895

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of February 28, 2014 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,095,097
Accumulated net investment loss	(45,527)
Accumulated net realized loss on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency transactions	(160,207)
Net unrealized appreciation (depreciation) on:
Investments	596,725
Purchased options contracts	8,027
Securities sold short	(115,779)
Written options contracts	(7,315)
Swap contracts	4,033
Foreign currency translations	(11,159)
Net Assets	$14,363,895

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$221,160
Shares of beneficial interest issued and outstanding	21,700
Redemption price*	10.19
Maximum sales charge (5.50% of offering price)**	0.59
Maximum offering price to public	$10.78

Class I Shares:
Net assets applicable to shares outstanding	$14,142,735
Shares of beneficial interest issued and outstanding	1,386,194
Offering and redemption price per share	$10.20

*
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF OPERATIONS
For the Period September 30, 2013* through February 28, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign tax withholding of $954)	$39,988
Interest	15,482
Total investment income	55,470

Expenses:
Advisory fees	69,828
Custody fees	39,767
Fund accounting fees	21,750
Transfer agent fees and expenses	19,041
Administration fees	17,067
Registration fees	14,880
Offering costs	11,358
Miscellaneous	10,838
Dividends on securities sold short	10,495
Auditing fees	7,212
Interest expense	4,988
Legal fees	4,137
Shareholder reporting fees	2,621
Trustees' fees and expenses	2,482
Chief Compliance Officer fees	2,266
Insurance fees	495
Distribution fees - Class A (Note 7)	171
Total expenses	239,396
Advisory fees waived	(69,828)
Other expenses absorbed	(68,571)
Net expenses	100,997
Net investment loss	(45,527)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short,
Written Options Contracts, Swap Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	112,226
Purchased options contracts	(252,006)
Securities sold short	(62,551)
Written options contracts	90,232
Swap contracts	(10,011)
Foreign currency transactions	(4,760)
Net realized loss	(126,870)
Net change in unrealized appreciation/depreciation on:
Investments	596,725
Purchased options contracts	8,027
Securities sold short	(115,779)
Written options contracts	(7,315)
Swap contracts	4,033
Foreign currency translations	(11,159)
Net change in unrealized appreciation/depreciation	474,532
Net realized and unrealized gain on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency	347,662

Net Increase in Net Assets from Operations	$302,135

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
September 30, 2013*
through
February 28, 2014
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(45,527)
Net realized loss on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency	(126,870)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts,
securities sold short, written options contracts, swap contracts and foreign currency	474,532
Net increase in net assets resulting from operations	302,135

Distributions to Shareholders:
From net realized gains:
Class A	(563)
Class I	(32,774)
Total distributions to shareholders	(33,337)

Capital Transactions:
Net proceeds from shares sold:
Class A	216,415
Class I	14,098,484
Reinvestment of distributions:
Class A	557
Class I	30,908
Cost of shares redeemed:
Class A	−
Class I1	(251,267)
Net increase in net assets from capital transactions	14,095,097

Total increase in net assets	14,363,895

Net Assets:
Beginning of period	−
End of period	$14,363,895

Accumulated net investment loss	$(45,527)

Capital Share Transactions:
Shares sold:
Class A	21,644
Class I	1,408,330
Shares reinvested:
Class A	56
Class I	3,072
Shares redeemed:
Class A	−
Class I	(25,208)

Net increase in capital share transactions	1,407,894

*	Commencement of operations.
1	Net of redemption fee proceeds of $395.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF CASH FLOWS
For the Period September 30, 2013* through February 28, 2014 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations		$302,135
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments		(46,643,620)
Sales of long-term portfolio investments		35,138,112
Proceeds from securities sold short		20,620,570
Cover short securities		(19,197,327)
Purchase of short-term investments, net		(1,518,445)
Increase in cash deposited with broker for securities sold short		(2,095,541)
Increase in investment securities sold receivable		(2,731,934)
Increase in premiums paid on open swap contracts		(687,330)
Increase in dividends and interest receivable		(43,676)
Increase in due from advisor		(31,955)
Increase in prepaid offering costs		(12,784)
Increase in prepaid expenses		(22,525)
Increase in investment securities purchased		2,745,135
Increase in premiums received on open swap contracts		405,068
Increase in dividends on securities sold short		3,222
Increase in accrued expenses		74,428
Net amortization on investments		9,660
Net realized loss		112,099
Net change in unrealized appreciation/depreciation		(485,691)
Net cash used for operating activities		(14,060,399)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold		14,313,538
Cost of shares redeemed		(251,267)
Dividends paid to shareholders, net of reinvestments		(1,872)
Net cash provided by financing activities		14,060,399

Net increase (decrease) in cash		−

Cash:
Beginning of period		−
End of period	$	−

Non cash financing activities not included herein consist of $31,465 of reinvested dividends.

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period
	September 30, 2013*
	through
	February 28, 2014
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.05)
Net realized and unrealized gain (loss) on
investments	0.27
Total from investment operations	0.22
Less Distributions:
From net realized gains	(0.03)

Net asset value, end of period	$10.19

Total return4	2.16%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$221

Ratio of expenses before fees waived including interest expense and dividends on
securities sold short to average net assets	4.86%	3
Ratio of expenses after fees waived including interest expense and dividends on
securities sold short to average net assets	2.20%	3
Ratio of expenses after fees waived excluding interest expense and dividends on
securities sold short to average net assets	1.90%	3
Ratio of net investment loss after fees waived including interest expense and
dividends on securities sold short to average net assets	(1.13)%	3
Portfolio turnover rate	482%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within 18 months of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period
	September 30, 2013*
	through
	February 28, 2014
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.04)
Net realized and unrealized gain (loss) on
investments	0.27
Total from investment operations	0.23
Less Distributions:
From net realized gains	(0.03)

Net asset value, end of period	$10.20

Total return4	2.26%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,143

Ratio of expenses before fees waived including interest expense and dividends on
securities sold short to average net assets	4.61%	3
Ratio of expenses after fees waived including interest expense and dividends on
securities sold short to average net assets	1.95%	3
Ratio of expenses after fees waived excluding interest expense and dividends on
securities sold short to average net assets	1.65%	3
Ratio of net investment loss after fees waived including interest expense and
dividends on securities sold short to average net assets	(0.88)%	3
Portfolio turnover rate	482%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
Ramius Event Driven Equity Fund  (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
February 28, 2014 (Unaudited)

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the period September 30, 2013 (commencement of operations) through February 28, 2014 were as follows:

	Number of Contracts	Premiums Received
Outstanding at September 30, 2013 (commencement of operations)	-	$-
Options written	5,456	415,131
Options terminated in closing purchasing transactions	(3,096)	(229,778)
Options expired	(1,602)	(132,073)
Options exercised	(62)	(4,744)
Outstanding at February 28, 2014	696	$48,536

(d) Total Return Swap Contracts
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
February 28, 2014 (Unaudited)

(e) When-Issued Securities
The Fund may purchase securities on a when-issued or delayed delivery basis.  For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment.  The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed.  The value of such securities is subject to market fluctuations and, in the case of fixed income securities; no interest accrues to the Fund until settlement takes place.  When purchasing a security on a when-issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Accordingly, at the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price.  The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities.  To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, United States Government securities or other appropriate securities, in an amount at least equal to such commitments.  On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If, however, the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a taxable capital gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.  It is the current policy of the Fund not to enter into when- issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions for the Fund and the Trading Entities are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $24,142, which are being amortized over a one-year period from September 30, 2013 (commencement of operations).

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms.  At February 28, 2014 such collateral is denoted in the Fund’s Schedule of Investments.

(g) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
February 28, 2014 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(h) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period September 30, 2013 (commencement of operations) through ended February 28, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
February 28, 2014 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Advisors, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.35% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, acquired fund fees and expenses, leverage expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) do not exceed 1.90% and 1.65% of the average daily net assets of the Fund’s Class A and Class I shares, respectively, until December 31, 2014.

For the period September 30, 2013 (commencement of operations) through February 28, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $138,399.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At February 28, 2014, the amount of these potentially recoverable expenses was $138,399.  The Advisor may recapture all or a portion of this amount no later than August 31, 2017.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period September 30, 2013 (commencement of operations) through February 28, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period September 30, 2013 (commencement of operations) through February 28, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At February 28, 2014, the cost of investments on a tax basis and gross unrealized appreciation and depreciation on investments at the Fund level for federal income tax purposes were as follows:

Cost of investments	$13,013,281

Gross unrealized appreciation	$684,714
Gross unrealized depreciation	(79,962)

Net unrealized appreciation on investments	$604,752

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
February 28, 2014 (Unaudited)

The tax character of distributions paid during the period September 30, 2013 (commencement of operations) through February 28, 2014 was as follows:

Distribution paid from:	2013
Ordinary income	$-
Long-term capital gains	33,337
Total distributions paid	$33,337

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the period September 30, 2013 (commencement of operations) through February 28, 2014, the Fund received $395 in redemption fees.

Note 6 – Investment Transactions
For the period September 30, 2013 (commencement of operations) through February 28, 2014, purchases and sales of investments, excluding short-term investments and Subsidiary activity, were $46,643,620 and $35,138,112, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period September 30, 2013 (commencement of operations) through February 28, 2014, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
February 28, 2014 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks1	$11,171,119	$-	$-	$11,171,119
Corporate Bonds1	-	1,033,680	-	1,033,680
Purchased Options Contracts	156,165	-	-	156,165
Short-Term Investments	1,257,069	-	-	1,257,069
Total Investments	$12,584,353	$1,033,680	$-	$13,618,033
Other Financial Instruments2
Swap Contracts	$-	$22,032	-	$22,032
Total Assets	$12,584,353	$1,055,712	$-	$13,640,065

Liabilities
Securities Sold Short
Common Stocks1	$1,601,573	$-	$-	$1,601,573
Written Options Contracts	55,851	-	-	55,851
Total Securities Sold Short	$1,657,424	$-	$-	$1,657,424
Other Financial Instruments2
Swap Contracts	$-	$17,999	$-	$17,999
Total Liabilities	$1,657,424	$17,999	$-	$1,675,423

*	The Fund did not hold any Level 3 securities at period end.
1	For a detailed break-out of by major industry classification, please refer to the Schedule of Investments.
2
Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swaps contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
February 28, 2014 (Unaudited)

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested options contracts and swap contracts during the period September 30, 2013 (commencement of operations) through February 28, 2014.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of February 28, 2014 by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Purchased/written options contracts, at value	Equity contracts	$156,165	$55,851
Total		$156,165	$55,851

Unrealized appreciation/depreciation on open swap contracts	Equity contracts	$22,032	$17,999
Total		$22,032	$17,999

The effects of derivative instruments on the Statement of Operations for the period September 30, 2013 (commencement of operations) through February 28, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Swap Contracts
Equity contracts	$(252,006)	$90,232	$(10,011)
Total	$(252,006)	$90,232	$(10,011)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Swap Contracts
Equity contracts	$8,027	$(7,315)	$4,033
Total	$8,027	$(7,315)	$4,033

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
February 28, 2014 (Unaudited)

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s SAL presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Gross Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Unrealized appreciation on open swap contracts – asset receivable	$22,032	$(17,999)	$-	$4,033
Written options contracts, at value – liability	55,851	-	(55,851)	-
Unrealized depreciation on open swap contracts – liability payable	17,999	(17,999)	-	-

Total collateral amount presented in the SAL is $2,095,541, resulting in excess of net liabilities of $2,039,690 which may include initial margin, variation margin, and/or excess collateral.

Ramius Event Driven Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on September 17-18, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Ramius Advisors, LLC (the “Investment Advisor”) with respect to the Ramius Event Driven Equity Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; the performance for a private fund managed using the Investment Advisor’s Event Driven strategy (the “Private Fund”); reports comparing the proposed advisory fee and the estimated total expenses of the Fund compared to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its Market Neutral fund universe (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its code of ethics and compliance manual.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board observed that the Fund would be managed using the Investment Advisor’s Select Activist strategy and its Event Driven strategy, and that the Select Activist strategy is a new strategy for the Investment Advisor and therefore had no prior relevant performance history for the Board to review.  However, the Board was able to review performance of the Private Fund for the period from the Private Fund’s inception in January 2013 to August 31, 2013, and noted that the total returns of the Private Fund (net of fees) had exceeded the returns of the HFRX Merger Arbitrage Index for the period.  The Board also noted its familiarity with affiliates of the Investment Advisor which serve as investment advisors of three other series of the Trust.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Ramius Event Driven Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisor) were ten basis points higher than the median advisory fees of funds in the Peer Group and the Expense Universe. The Board noted, however, that the Investment Advisor anticipated waiving a significant portion of its advisory fees during the first year of the Fund’s operations and that its effective advisory fee would be lower that the stated advisory fee.  The Board also noted that although the asset-based advisory fees the Investment Advisor charges to the Private Fund are lower than the advisory fees proposed to be paid by the Fund, the Private Fund also pays a substantial performance-based fee on the net capital appreciation of the classes of interests in the Private Fund.  In considering the estimated total expenses to be paid by the Fund, the Board observed that the total expenses (net of fee waivers) were higher than the Peer Group median by one basis point and the Expense Universe median by 16 basis points.  The Board noted, however, that the Fund’s estimated assets for its first year of operations were significantly lower than the average net asset sizes of funds in the Peer Group and the Expense Universe.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $50 million, and noted that the Investment Advisor anticipated waiving a significant portion of its advisory fee during that year.  The Board concluded that the estimated profitability of the Investment Advisor was reasonable.  The Board also noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

Ramius Event Driven Equity Fund
EXPENSE EXAMPLE
For the Periods Ended February 28, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution fees (Class A shares only) and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 9/30/13* to 2/28/14.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 9/1/13 to 2/28/14

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	9/30/13*	2/28/14	9/30/13* – 2/28/14
Class A	$1,000.00	$1,021.60	$9.25
Class I	1,000.00	1,022.60	8.21
Hypothetical (5% annual return before expenses)^	9/1/13	2/28/14	9/1/13 – 2/28/14
Class A	$1,000.00	$1,015.64	$10.98
Class I	1,000.00	1,016.68	9.74

*	Commencement of operations.

Ramius Event Driven Equity Fund
EXPENSE EXAMPLE
For the Periods Ended February 28, 2014 (Unaudited)

**
Expenses are equal to the Fund’s annualized expense ratios of 2.20% and 1.95% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 152/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 2.20% and 1.95% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Ramius Event Driven Equity Fund
a series of the Investment Managers Series Trust

Investment Advisor
Ramius Advisors, LLC
599 Lexington Avenue
New York, New York 10022

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ramius Event Driven Equity Fund – Class A	REDAX	461 41P 578
Ramius Event Driven Equity Fund – Class I	REDIX	461 41P 560

Privacy Principles of the Ramius Event Driven Equity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Event Driven Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (877) 6RAMIUS.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Event Driven Equity Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	5/7/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	5/7/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	5/7/2014